Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations (Detail)	12 Months Ended
Dec. 31, 2018
IFRS 9 financial instruments [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2018
Adopted by the European Union	yes
Impact on MorphoSys	yes
IFRS 15 and IFRS 15A revenue from contracts with customers [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2018
Adopted by the European Union	yes
Impact on MorphoSys	yes
IFRS2A classification and measurement of sharebased payment transactions [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2018
Adopted by the European Union	yes
Impact on MorphoSys	yes
IFRS 4 Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2018
Adopted by the European Union	yes
Impact on MorphoSys	none
IFRS 15C revenue from contracts with customers [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2018
Adopted by the European Union	yes
Impact on MorphoSys	yes
IAS 40A transfers of investment property [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2018
Adopted by the European Union	yes
Impact on MorphoSys	none
IFRICI 22 foreign currency transactions and advance consideration [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2018
Adopted by the European Union	yes
Impact on MorphoSys	none
Annual Improvements to IFRS Standards 2014-2016 Cycle [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2018
Adopted by the European Union	yes
Impact on MorphoSys	none